Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Canopy Rivers Corporation	Share capital	Share-based reserve	Warrants	Ownership changes	Ownership changes Canopy Rivers Corporation	Exchange diffrences	Fair value changes, net of tax	Deficit	Non-controlling interests	Non-controlling interests Canopy Rivers Corporation
Balance at Mar. 31, 2016	$ 123,785		$ 131,080	$ 5,804	$ 676					$ (13,775)
Balance, Shares at Mar. 31, 2016	98,818,213
Equity financings and private placements	$ 123,186		123,186
Equity financings and private placements, Shares	22,617,500
Issuance of shares from acquisitions	$ 364,889		353,214	11,675
Issuance of shares for acquisition, Shares	36,138,911
Exercise of warrants	$ 126		195	607	(676)
Exercise of warrants, Shares	213,104
Exercise of ESOP stock options	$ 6,961		11,036	(4,075)
Exercise of ESOP stock options, Shares	4,010,865
Non-controlling interests from acquisitions	$ 19										$ 19
Other share issuances	$ 2,191		2,830	(639)
Other share issuances, Shares	388,669
Fair value changes on available for sale investments, net of tax	$ 15,900								$ 15,900
Share-based compensation	10,043			10,043
Net loss	(7,572)									(7,521)	(51)
Other comprehensive income	198							$ 198
Balance at Mar. 31, 2017	$ 639,726		621,541	23,415				198	15,900	(21,296)	(32)
Balance, Shares at Mar. 31, 2017	162,187,262
Equity financings and private placements	$ 461,017		390,752		70,265
Equity financings and private placements, Shares	27,782,491
Issuance of shares from acquisitions	$ 32,240		30,248	689	1,303
Issuance of shares for acquisition, Shares	4,515,879
Exercise of warrants	$ 770		1,883		(1,113)
Exercise of warrants, Shares	207,297
Exercise of ESOP stock options	$ 11,053		19,197	(8,144)
Exercise of ESOP stock options, Shares	3,912,946
Non-controlling interests from acquisitions	$ 4,889										4,889
Other share issuances	$ 4,220		9,795	(5,575)
Other share issuances, Shares	715,106
Share-based compensation	$ 47,597			47,597
Other share issue costs	(206)		(206)
Tax benefit associated with share issue costs	3,628		3,628
Non-controlling interest arising from Canopy Rivers		$ 55,722					$ (55)					$ 55,777
Additional non-controlling interest relating to share-based payment	3,579										3,579
Ownership change arising from Canopy Rivers investment in Vert Mirabel	(964)					$ (964)
Net loss	(54,134)									(70,353)	16,219
Other comprehensive income	34,101							410	29,658		4,033
Balance at Mar. 31, 2018	$ 1,243,238		$ 1,076,838	$ 57,982	$ 70,455	$ (1,019)		$ 608	$ 45,558	$ (91,649)	$ 84,465
Balance, Shares at Mar. 31, 2018	199,320,981